Leases (Tables) - Heliogen, Inc. [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases (Tables) [Line Items]
Schedule of Lease Assets and Liabilities

The following table provides information on the amounts of our right-of-use assets and liabilities included on our consolidated balances sheets:

$ in thousands	Financial Statement Line	March 31, 2025	December 31, 2024
Operating lease right-of-use assets	Operating lease right-of-use assets	$146	$2,831
Operating lease liabilities, current	Accrued expenses and other current liabilities	974	2,550
Operating lease liabilities, non-current	Operating lease liabilities, non-current	730	2,314

The following table provides information on the amounts of our right-of-use assets and liabilities included on our consolidated balances sheets:

$ in thousands	Financial Statement Line	December 31,
		2024	2023
Operating lease right-of-use assets	Operating lease right-of-use assets	$2,831	$13,909
Operating lease liabilities, current	Accrued expenses and other current liabilities	2,550	1,792
Operating lease liabilities, non-current	Operating lease liabilities, non-current	2,314	12,878

Schedule of Lease Cost, Term and Discount Rate

The weighted-average remaining lease terms and discount rates for the Company’s operating leases were as follows:

	March 31, 2025	December 31, 2024
Weighted-average remaining lease term (years)	3.5	2.5
Weighted-average discount rate	10.5%	8.4%

The following table summarizes the components of lease costs:

$ in thousands	Year Ended December 31,
	2024	2023
Operating lease cost	$2,738	$2,759
Sublease income	(167)	(155)
Total lease cost	$2,571	$2,604

The weighted-average remaining lease terms and discount rates for the Company’s operating leases were as follows:

	December 31,
	2024	2023
Weighted-average remaining lease term (years)	2.5	7.0
Weighted-average discount rate	8.4%	7.4%

Schedule of Supplemental Cash Flow Information

The following table summarizes the supplemental cash flow information related to leases:

	Three Months Ended March 31,
$ in thousands	2025	2024
Cash paid for amounts included in the measurement of operating lease liabilities	$441	$690
Right-of-use assets obtained in exchange for new operating lease liabilities	—	132
Right-of-use assets removed upon lease termination	1,494	—

The following table summarizes the supplemental cash flow information related to leases:

	Year Ended December 31,
$ in thousands	2024	2023
Cash paid for amounts included in the measurement of operating lease liabilities	$2,819	$2,717
Right-of-use assets obtained in exchange for new operating lease liabilities	132	847
Decrease in right-of-use asset and operating lease liabilities due to lease remeasurement	7,868	—

Schedule of Operating Lease Liability Maturity

As of March 31, 2025, the maturities of our future undiscounted cash flows associated with our operating lease liabilities were as follows:

$ in thousands
2025 (remaining months)	$803
2026	603
2027	109
2030	111
2031	112
Thereafter	437
Total future lease payments	$2,175
Less: Imputed interest	(471)
Present value of future lease payments	$1,704

As of December 31, 2024, the maturities of our future undiscounted cash flows associated with our operating lease liabilities were as follows:

$ in thousands
2025	$2,854
2026	1,947
2027	109
2028	111
2029	112
Thereafter	437
Total future lease payments	$5,570
Less: Imputed interest	(706)
Present value of future lease payments	$4,864